                         MERCANTILE MUTUAL FUNDS, INC.
                                (the "Company")

                                Investor Shares
                                     of the
                               Balanced Portfolio
                            Equity Income Portfolio
                             Equity Index Portfolio
                        Growth & Income Equity Portfolio
                            Growth Equity Portfolio
                           Small Cap Equity Portfolio
                        Small Cap Equity Index Portfolio
                         International Equity Portfolio
                               (the "Portfolios")

                         Supplement dated March 3, 2000
                       to Prospectus dated March 31, 1999

Merger of Mississippi Valley Advisors Inc. into Firstar Investment Research and Management Company, LLC

     On September 17, 1999, Mercantile Bancorporation Inc. was merged into Firstar Corporation as a result of which Mississippi Valley Advisors Inc., ("MVA"), the Portfolios' investment adviser, became a subsidiary of Firstar Corporation. On March 1, 2000, Firstar Investment Research and Management Company, LLC ("FIRMCO") acquired all of the assets and liabilities of MVA.
As a result of this transaction, FIRMCO became the investment adviser to each Portfolio. FIRMCO is the investment counseling subsidiary of Firstar Corporation, a banking and financial services organization. At December 31, 1999, FIRMCO managed approximately $35.3 billion in assets. Prior to September 17, 1999, MVA was an indirect wholly-owned subsidiary of Mercantile Bancorporation Inc.

Change in Transfer Agent and Related Address Change

     On March 20, 2000, Firstar Mutual Fund Services, LLC will replace BISYS Fund Services Ohio, Inc. as the Company's transfer agent. Effective on that date, as a result of that change, the address to which investors should submit orders to buy shares, requests to sell shares and requests for other information will change as set forth below.

     The address under the heading "How to Buy Shares -- Directly from the Fund by mail" on page 43 of the prospectus is changed to:

           Mercantile Mutual Funds, Inc.
           615 East Michigan Street
           P.O. Box 3011
           Milwaukee, WI 53201-3011

     The address under the heading "How to Sell Shares -- By mail" on page 44 of the prospectus is changed to:

           Mercantile Mutual Funds, Inc.
           615 East Michigan Street
           P.O. Box 3011
           Milwaukee, WI 53201-3011

     The address for shareholder inquiries on the back cover of the prospectus is changed to:

           Mercantile Mutual Funds, Inc.
           615 East Michigan Street
           P.O. Box 3011
           Milwaukee, WI 53201-3011

                         MERCANTILE MUTUAL FUNDS, INC.
                                (the "Company")

                                Investor Shares
                                    of the
                        Treasury Money Market Portfolio
                            Money Market Portfolio
                       Tax-Exempt Money Market Portfolio

                        Supplement dated March 3, 2000
                      to Prospectus dated March 31, 1999


Merger of Mississippi Valley Advisors Inc. into Firstar Investment Research and Management Company, LLC

     On September 17, 1999, Mercantile Bancorporation Inc. was merged into Firstar Corporation as a result of which Mississippi Valley Advisors Inc., ("MVA"), the Portfolios' investment adviser, became a subsidiary of Firstar Corporation. On March 1, 2000, Firstar Investment Research and Management Company, LLC ("FIRMCO") acquired all of the assets and liabilities of MVA.
As a result of this transaction, FIRMCO became the investment adviser to each Portfolio. FIRMCO is the investment counseling subsidiary of Firstar Corporation, a banking and financial services organization. At December 31, 1999, FIRMCO managed approximately $35.3 billion in assets. Prior to September 17, 1999, MVA was an indirect wholly-owned subsidiary of Mercantile Bancorporation Inc.

Change in Transfer Agent and Related Address Change

     On March 20, 2000, Firstar Mutual Fund Services, LLC will replace BISYS Fund Services Ohio, Inc. as the Company's transfer agent. Effective on that date, as a result of that change, the address to which investors should submit orders to buy shares, requests to sell shares and requests for other information will change as set forth below.

     The address under the heading "How to Buy Shares -- Directly from the Fund by mail" on page 18 of the prospectus is changed to:

           Mercantile Mutual Funds, Inc.
           615 East Michigan Street
           P.O. Box 3011
           Milwaukee, WI 53201-3011

     The address under the heading "How to Sell Shares -- By mail" on page 19 of the prospectus is changed to:

           Mercantile Mutual Funds, Inc.
           615 East Michigan Street
           P.O. Box 3011
           Milwaukee, WI 53201-3011

     The address for shareholder inquiries on the back cover of the prospectus is changed to:

           Mercantile Mutual Funds, Inc.
           615 East Michigan Street
           P.O. Box 3011
           Milwaukee, WI 53201-3011

                         MERCANTILE MUTUAL FUNDS, INC.
                                (the "Company")

                                 Trust Shares
                                    of the
                        Treasury Money Market Portfolio
                            Money Market Portfolio
                       Tax-Exempt Money Market Portfolio

                        Supplement dated March 3, 2000
                      to Prospectus dated March 31, 1999


Merger of Mississippi Valley Advisors Inc. into Firstar Investment Research and Management Company, LLC

     On September 17, 1999, Mercantile Bancorporation Inc. was merged into Firstar Corporation as a result of which Mississippi Valley Advisors Inc., ("MVA"), the Portfolios' investment adviser, became a subsidiary of Firstar Corporation. On March 1, 2000, Firstar Investment Research and Management Company, LLC ("FIRMCO") acquired all of the assets and liabilities of MVA. As a result of this transaction, FIRMCO became the investment adviser to each Portfolio. FIRMCO is the investment counseling subsidiary of Firstar Corporation, a banking and financial services organization. At December 31, 1999, FIRMCO managed approximately $35.3 billion in assets. Prior to September 17, 1999, MVA was an indirect wholly-owned subsidiary of Mercantile Bancorporation Inc.

Change in Transfer Agent and Related Address Change

     On March 20, 2000, Firstar Mutual Fund Services, LLC will replace BISYS Fund Services Ohio, Inc. as the Company's transfer agent. Effective on that date, as a result of that change, the address to which investors should submit orders to buy shares, requests to sell shares and requests for other information will change as set forth below.

     The address under the heading "How to Sell Shares" in the second paragraph on page 15 of the prospectus is changed to:

           Mercantile Mutual Funds, Inc.
           615 East Michigan Street
           P.O. Box 3011
           Milwaukee, WI 53201-3011

     The address for shareholder inquiries on the back cover of the prospectus is changed to:

           Mercantile Mutual Funds, Inc.
           615 East Michigan Street
           P.O. Box 3011
           Milwaukee, WI 53201-3011

                         MERCANTILE MUTUAL FUNDS, INC.
                                (the "Company")

                                Investor Shares
                                     of the
                     Short-Intermediate Municipal Portfolio
                       Missouri Tax-Exempt Bond Portfolio
                       National Municipal Bond Portfolio

                         Supplement dated March 3, 2000
                       to Prospectus dated March 31, 1999

Merger of Mississippi Valley Advisors Inc. into Firstar Investment Research and Management Company, LLC

     On September 17, 1999, Mercantile Bancorporation Inc. was merged into Firstar Corporation as a result of which Mississippi Valley Advisors Inc., ("MVA"), the Portfolios' investment adviser, became a subsidiary of Firstar Corporation. On March 1, 2000, Firstar Investment Research and Management Company, LLC ("FIRMCO") acquired all of the assets and liabilities of MVA.
As a result of this transaction, FIRMCO became the investment adviser to each Portfolio. FIRMCO is the investment counseling subsidiary of Firstar Corporation, a banking and financial services organization. At December 31, 1999, FIRMCO managed approximately $35.3 billion in assets. Prior to September 17, 1999, MVA was an indirect wholly-owned subsidiary of Mercantile Bancorporation Inc.

Change in Transfer Agent and Related Address Change

     On March 20, 2000, Firstar Mutual Fund Services, LLC will replace BISYS Fund Services Ohio, Inc. as the Company's transfer agent. Effective on that date, as a result of that change, the address to which investors should submit orders to buy shares, requests to sell shares and requests for other information will change as set forth below.

     The address under the heading "How to Buy Shares -- Directly from the Fund by mail" on page 26 of the prospectus is changed to:

           Mercantile Mutual Funds, Inc.
           615 East Michigan Street
           P.O. Box 3011
           Milwaukee, WI 53201-3011

     The address under the heading "How to Sell Shares -- By mail" on page 27 of the prospectus is changed to:

           Mercantile Mutual Funds, Inc.
           615 East Michigan Street
           P.O. Box 3011
           Milwaukee, WI 53201-3011

     The address for shareholder inquiries on the back cover of the prospectus is changed to:

           Mercantile Mutual Funds, Inc.
           615 East Michigan Street
           P.O. Box 3011
           Milwaukee, WI 53201-3011

                         MERCANTILE MUTUAL FUNDS, INC.
                                (the "Company")

                                Investor Shares
                                    of the
                     U.S. Government Securities Portfolio
                     Intermediate Corporate Bond Portfolio
                             Bond Index Portfolio
                     Government & Corporate Bond Portfolio

                        Supplement dated March 3, 2000
                      to Prospectus dated March 31, 1999


Merger of Mississippi Valley Advisors Inc. into Firstar Investment Research and Management Company, LLC

     On September 17, 1999, Mercantile Bancorporation Inc. was merged into Firstar Corporation as a result of which Mississippi Valley Advisors Inc., ("MVA"), the Portfolios' investment adviser, became a subsidiary of Firstar Corporation. On March 1, 2000, Firstar Investment Research and Management Company, LLC ("FIRMCO") acquired all of the assets and liabilities of MVA.
As a result of this transaction, FIRMCO became the investment adviser to each Portfolio. FIRMCO is the investment counseling subsidiary of Firstar Corporation, a banking and financial services organization. At December 31, 1999, FIRMCO managed approximately $35.3 billion in assets. Prior to September 17, 1999, MVA was an indirect wholly-owned subsidiary of Mercantile Bancorporation Inc.

Change in Transfer Agent and Related Address Change

     On March 20, 2000, Firstar Mutual Fund Services, LLC will replace BISYS Fund Services Ohio, Inc. as the Company's transfer agent. Effective on that date, as a result of that change, the address to which investors should submit orders to buy shares, requests to sell shares and requests for other information will change as set forth below.

     The address under the heading "How to Buy Shares -- Directly from the Fund by mail" on page 29 of the prospectus is changed to:

           Mercantile Mutual Funds, Inc.
           615 East Michigan Street
           P.O. Box 3011
           Milwaukee, WI 53201-3011

     The address under the heading "How to Sell Shares -- By mail" on page 30 of the prospectus is changed to:

           Mercantile Mutual Funds, Inc.
           615 East Michigan Street
           P.O. Box 3011
           Milwaukee, WI 53201-3011

     The address for shareholder inquiries on the back cover of the prospectus is changed to:

           Mercantile Mutual Funds, Inc.
           615 East Michigan Street
           P.O. Box 3011
           Milwaukee, WI 53201-3011

                         MERCANTILE MUTUAL FUNDS, INC.
                                (the "Company")

                             Institutional Shares
                                    of the
           Treasury Money Market Portfolio, Money Market Portfolio,
         U.S. Government Securities Portfolio, Intermediate Corporate
               Bond Portfolio, Bond Index Portfolio, Government
                & Corporate Bond Portfolio, Balanced Portfolio,
               Equity Income Portfolio, Equity Index Portfolio,
                Growth & Income Equity Portfolio, Growth Equity
                    Portfolio, Small Cap Equity Portfolio,
                     Small Cap Equity Index Portfolio and
                        International Equity Portfolio

                        Supplement dated March 3, 2000
                      to Prospectus dated March 31, 1999


Merger of Mississippi Valley Advisors Inc. into Firstar Investment Research and Management Company, LLC

     On September 17, 1999, Mercantile Bancorporation Inc. was merged into Firstar Corporation as a result of which Mississippi Valley Advisors Inc., ("MVA"), the Portfolios' investment adviser, became a subsidiary of Firstar Corporation. On March 1, 2000, Firstar Investment Research and Management Company, LLC ("FIRMCO") acquired all of the assets and liabilities of MVA.
As a result of this transaction, FIRMCO became the investment adviser to each Portfolio. FIRMCO is the investment counseling subsidiary of Firstar Corporation, a banking and financial services organization. At December 31, 1999, FIRMCO managed approximately $35.3 billion in assets. Prior to September 17, 1999, MVA was an indirect wholly-owned subsidiary of Mercantile Bancorporation Inc.

Change in Transfer Agent and Related Address Change

     On March 20, 2000, Firstar Mutual Fund Services, LLC will replace BISYS Fund Services Ohio, Inc. as the Company's transfer agent. Effective on that date, as a result of that change, the address to which investors should submit orders to buy shares, requests to sell shares and requests for other information will change as set forth below.

     The address under the heading "How to Sell Shares" in the second paragraph on page 52 of the prospectus is changed to:

           Mercantile Mutual Funds, Inc.
           615 East Michigan Street
           P.O. Box 3011
           Milwaukee, WI 53201-3011

     The address for shareholder inquiries on the back cover of the prospectus is changed to:

           Mercantile Mutual Funds, Inc.
           615 East Michigan Street
           P.O. Box 3011
           Milwaukee, WI 53201-3011

                         MERCANTILE MUTUAL FUNDS, INC.
                                (the "Company")

                        Trust Shares and Trust II Shares
                                     of the
                 Treasury Money Market Portfolio, Money Market
                 Portfolio, Tax-Exempt Money Market Portfolio,
               U.S. Government Securities Portfolio, Intermediate
                Corporate Bond Portfolio, Bond Index Portfolio,
                     Government & Corporate Bond Portfolio,
                Short-Intermediate Municipal Portfolio, Missouri
               Tax-Exempt Bond Portfolio, National Municipal Bond
            Portfolio, Balanced Portfolio, Equity Income Portfolio,
                 Equity Index Portfolio, Growth & Income Equity
              Portfolio, Growth Equity Portfolio, Small Cap Equity
                Portfolio, Small Cap Equity Index Portfolio and
                         International Equity Portfolio

                         Supplement dated March 3, 2000
                       to Prospectus dated March 31, 1999

Merger of Mississippi Valley Advisors Inc. into Firstar Investment Research and Management Company, LLC

     On September 17, 1999, Mercantile Bancorporation Inc. was merged into Firstar Corporation as a result of which Mississippi Valley Advisors Inc., ("MVA"), the Portfolios' investment adviser, became a subsidiary of Firstar Corporation. On March 1, 2000, Firstar Investment Research and Management Company, LLC ("FIRMCO") acquired all of the assets and liabilities of MVA.
As a result of this transaction, FIRMCO became the investment adviser to each Portfolio. FIRMCO is the investment counseling subsidiary of Firstar Corporation, a banking and financial services organization. At December 31, 1999, FIRMCO managed approximately $35.3 billion in assets. Prior to September 17, 1999, MVA was an indirect wholly-owned subsidiary of Mercantile Bancorporation Inc.

Change in Transfer Agent and Related Address Change

     On March 20, 2000, Firstar Mutual Fund Services, LLC will replace BISYS Fund Services Ohio, Inc. as the Company's transfer agent. Effective on that date, as a result of that change, the address to which investors should submit orders to buy shares, requests to sell shares and requests for other information will change as set forth below.

     The address under the heading "How to Sell Shares" in the second paragraph on page 67 of the prospectus is changed to:

           Mercantile Mutual Funds, Inc.
           615 East Michigan Street
           P.O. Box 3011
           Milwaukee, WI 53201-3011

     The address for shareholder inquiries on the back cover of the prospectus is changed to:

           Mercantile Mutual Funds, Inc.
           615 East Michigan Street
           P.O. Box 3011
           Milwaukee, WI 53201-3011

                        CONNING MONEY MARKET PORTFOLIO
                                      of
                         Mercantile Mutual Funds, Inc.
                                (the "Company")


                        Supplement dated March 3, 2000
                     to Prospectus dated November 6, 1999


Merger of Mississippi Valley Advisors Inc. into Firstar Investment Research and Management Company, LLC

     On September 17, 1999, Mercantile Bancorporation Inc. was merged into Firstar Corporation as a result of which Mississippi Valley Advisors Inc., ("MVA"), the Portfolios' investment adviser, became a subsidiary of Firstar Corporation. On March 1, 2000, Firstar Investment Research and Management Company, LLC ("FIRMCO") acquired all of the assets and liabilities of MVA. As a result of this transaction, FIRMCO became the investment adviser to each Portfolio. FIRMCO is the investment counseling subsidiary of Firstar Corporation, a banking and financial services organization. At December 31, 1999, FIRMCO managed approximately $35.3 billion in assets. Prior to September 17, 1999, MVA was an indirect wholly-owned subsidiary of Mercantile Bancorporation Inc.

Change in Transfer Agent and Related Address Change

     On March 20, 2000, Firstar Mutual Fund Services, LLC will replace BISYS Fund Services Ohio, Inc. as the Company's transfer agent. Effective on that date, as a result of that change, the address to which investors should submit orders to buy shares, requests to sell shares and requests for other information will change as set forth below.

     The address for shareholder inquiries on the back cover of the prospectus is changed to:

           Mercantile Mutual Funds, Inc.
           Conning Money Market Portfolio
           615 East Michigan Street
           P.O. Box 3011
           Milwaukee, WI 53201-3011

                         MERCANTILE MUTUAL FUNDS, INC.

                      Statement of Additional Information

                                      for

                        Treasury Money Market Portfolio
                             Money Market Portfolio
                       Tax-Exempt Money Market Portfolio
                      U.S. Government Securities Portfolio
                     Intermediate Corporate Bond Portfolio
                              Bond Index Portfolio
                     Government & Corporate Bond Portfolio
                     Short-Intermediate Municipal Portfolio
                       Missouri Tax-Exempt Bond Portfolio
                       National Municipal Bond Portfolio
                               Balanced Portfolio
                            Equity Income Portfolio
                             Equity Index Portfolio
                        Growth & Income Equity Portfolio
                            Growth Equity Portfolio
                           Small Cap Equity Portfolio
                        Small Cap Equity Index Portfolio
                         International Equity Portfolio

                         Supplement dated March 3, 2000
        to the Statement of Additional Information dated March 31, 1999

Merger of Mississippi Valley Advisor Inc. into Firstar Investment Research and Management Company, LLC

     The first paragraph under the heading "Investment Advisory and Sub-Advisory Agreements" on page 96 is deleted and the following paragraph is added:

            On September 17, 1999, Mercantile Bancorporation Inc. was merged into Firstar Corporation as a result of which Mississippi Valley Advisors Inc., ("MVA"), the Portfolios' investment adviser, became a subsidiary of Firstar Corporation. On March 1, 2000, Firstar Investment Research and Management Company, LLC ("FIRMCO") acquired all of the assets and liabilities of MVA. As a result of this transaction, FIRMCO became the investment adviser to each Portfolio. FIRMCO is the investment counseling subsidiary of Firstar Corporation, a banking and financial services organization. At December 31, 1999, FIRMCO managed approximately $35.3 billion in assets. Prior to September 17, 1999, MVA was an indirect wholly-owned subsidiary of Mercantile Bancorporation Inc.

Addition of Co-Administrator

     The first sentence under the heading "Administrator" on page 100 is deleted and the following sentences are added:

     Effective January 1, 2000, BISYS Fund Services Ohio, Inc., ("BISYS") located at 3435 Stelzer Road, Columbus, Ohio 43219 and Firstar Mutual Fund Services, LLC located at 615 E. Michigan Street, Milwaukee, WI 53202, serve as the Portfolios' co-administrators. Prior to January 1, 2000, BISYS served as the sole administrator to the Portfolios.

Change of Transfer Agent and Dividend Disbursing Agent

     The third and four sentence under the heading "Custodian, Sub-Custodian and Transfer Agent" on page 104 is deleted and the following sentence is added:

     On March 20, 2000, Firstar Mutual Fund Services, LLC, with principal offices at 615 E. Michigan Street, Milwaukee, WI, 53202, will replace BISYS Fund Services Ohio, Inc., as the Company's transfer agent and dividend disbursing agent.

                        CONNING MONEY MARKET PORTFOLIO
                                      of
                         Mercantile Mutual Funds, Inc.
                                (the "Company")


                        Supplement dated March 3, 2000
         to Statement of Additional Information dated November 6, 1999

Merger of Mississippi Valley Advisor Inc. into Firstar Investment Research and Management Company, LLC

     The first sentence under the heading "Investment Adviser and Sub-Adviser" on page 24 is deleted and the following paragraph is added:

           On September 17, 1999, Mercantile Bancorporation Inc. was merged into Firstar Corporation as a result of which Mississippi Valley Advisors Inc., ("MVA"), the Portfolios' investment adviser, became a subsidiary of Firstar Corporation. On March 1, 2000, Firstar Investment Research and Management Company, LLC ("FIRMCO") acquired all of the assets and liabilities of MVA. As a result of this transaction, FIRMCO became the investment adviser to each Portfolio. FIRMCO (the "Adviser") is the investment counseling subsidiary of Firstar Corporation, a banking and financial services organization. At December 31, 1999, FIRMCO managed approximately $35.3 billion in assets. Prior to September 17, 1999, MVA was an indirect wholly-owned subsidiary of Mercantile Bancorporation Inc.

Addition of Co-Administrator

     The first sentence under the heading "Administrator" on page 25 is deleted and the following sentences are added:

     Effective January 1, 2000, BISYS Fund Services Ohio, Inc., ("BISYS") located at 3435 Stelzer Road, Columbus, Ohio 43219 and Firstar Mutual Fund Services, LLC located at 615 E. Michigan Street, Milwaukee, WI 53202, serve as the Portfolios' co-administrators. Prior to January 1, 2000, BISYS served as the sole administrator to the Portfolios.

Change of Transfer Agent and Dividend Disbursing Agent

     The second and third sentences under the heading "Custodian and Transfer Agent" on page 27 is deleted and the following sentence is added:

     On March 20, 2000, Firstar Mutual Fund Services, LLC, with principal offices at 615 E. Michigan Street, Milwaukee, WI, 53202, will replace BISYS Fund Services Ohio, Inc., as the Company's transfer agent and dividend disbursing agent.